Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interests [Abstract]
Schedule Summarizing Changes in Equity Resulting from Net Income Attributable to Parent and Transfers to or from Noncontrolling Interests
Changes in Equity
Year ended December 31 (in millions)	2012	2011
Net income attributable to Comcast Corporation	$6,203	$4,160
Transfers from (to) noncontrolling interests:
Increase in Comcast Corporation additional paid-in capital resulting from the
issuance of noncontrolling equity interest	-	1,650
Increase in Comcast Corporation additional paid-in capital resulting from the
purchase of noncontrolling interest	2	-
Changes in equity resulting from net income attributable to Comcast Corporation and
transfers from (to) noncontrolling interests	$6,205	$5,810